Equity Method Investment (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 25, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Equity Method Investment (Details) [Line Items]
Percentage of interest	50.00%
Agreement term		2 years	2 years
Capital contributions percentage		9.50%	9.50%
Fair market value of interest		$ 5,000,000	$ 5,000,000
Recognized amount		333,500,000	333,500,000
Deferred tax liability		87,800,000	87,800,000
Capital difference amount		$ 266,000,000	$ 266,000,000
Percentage of estimated weighted average cost of capital		12.50%	12.50%
Air Joule LLCMember
Equity Method Investment (Details) [Line Items]
Contributed cash		$ 10,000,000	$ 10,000,000
GEVernovas [Member]
Equity Method Investment (Details) [Line Items]
Closing contribution		$ 100		$ 100
Interest rate percentage		50.00%	50.00%
Purchase price (in Dollars per share)		$ 1	$ 1
Air Joule JVMember
Equity Method Investment (Details) [Line Items]
Closing contribution		$ 10,000,000		$ 10,000,000
Interest rate percentage		50.00%	50.00%
Air Joule JVMember | GEVernovas [Member]
Equity Method Investment (Details) [Line Items]
Closing contribution		$ 90,000,000	$ 90,000,000